Related Parties (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 07, 2021	Jun. 03, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 03, 2020
Disclosure of transactions between related parties [line items]
Pension contributions to related party transactions			$ 6,500	$ 1,000	$ 900
Remuneration of the highest paid key manager			2,200	300	300
Key management personnel compensation			32,100	0	100
Repayments of current borrowings			$ 82,000	$ 0	$ 1,231
Class A ordinary shares
Disclosure of transactions between related parties [line items]
Reverse recapitalization, share price (in usd per share)		$ 10.00
Number of shares issued (in shares)		10,973,903
PIPE Investors | Class A ordinary shares
Disclosure of transactions between related parties [line items]
Issuance Of Shares In Reverse Recapitalization, Shares		22,400,000
Higi
Disclosure of transactions between related parties [line items]
Notes and debentures issued						$ 5,000
ALP Partners limited | Class A ordinary shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)		200,000
ALP Partners limited | Higi
Disclosure of transactions between related parties [line items]
Repayments of current borrowings	$ 5,400
VNV (Cyprus) Limited | Class A ordinary shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)		500,000
Black Ice Capital Limited | Class A ordinary shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)		500,000
Invik S. A. | Class A ordinary shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)		500,000